Consolidated Statement of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income before tax expense	$ 6,475,284	$ 7,451,711	$ 7,334,141
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets and right-of-use assets	921,705	839,105	478,606
Amortization of intangible assets	479,877	459,576	478,568
Impairment losses on loans and other accounts receivable	6,313,302	4,237,381	4,171,801
Net interest income	(11,960,526)	(11,285,518)	(10,871,795)
Accrued dividends	(91,565)	(84,686)	(71,487)
Impairment of investments in associates and joint ventures		225	111,783
Gains on sales of non-current assets held for sale	(108,623)	(18,989)	(14,862)
Gains on sale of property plant and equipment for own-use	(25,449)	(24,249)	(347,510)
Valuations and interest from Concession agreements	(3,737,836)	(3,960,250)	(3,181,620)
Net (gains) losses on investment securities measured at FVOCI	(2,784)	(52,908)	12,284
Writedown in concessions		5	1,136
Impairment loss on tangible assets	136	1,513	5,701
Foreign exchange losses (gains)	(68,097)	109,533	258,353
Profit of equity accounted on investments in associates and joint ventures	(220,162)	(229,626)	(197,715)
Net (Gains) or losses on fair value adjustments of:
Derivative financial instruments	(669,306)	(142,075)	(427,208)
Non-current assets held for sale	1,347	(2,296)	25,136
Investment properties	46,924	(19,597)	(39,415)
Biological assets	(15,021)	(18,914)	(20,606)
Changes in operating assets and liabilities:
Trading assets	(1,109,076)	(584,598)	709,398
Other accounts receivable	(95,679)	(374,435)	(630,394)
Derivative financial instruments	(163,588)	(154,614)	219,406
Other assets	(621,039)	(242,127)	13,710
Other liabilities and provisions	246,967	143,127	2,757,733
Employee benefits	(49,519)	(93,993)	42,617
Loans	(11,151,777)	(8,740,036)	(8,245,223)
Customer deposits	24,613,595	10,409,443	3,965,382
Interbank borrowings and overnight funds	(2,670,489)	2,358,074	1,712,600
Borrowings from development entities	(1,675)	9,115	(680)
Borrowings from banks and others	(3,830,694)	(3,197,960)	1,482,124
Interest received	18,153,484	18,507,769	17,602,454
Interest paid	(8,699,311)	(7,860,077)	(7,135,811)
Interest paid on leases	(191,924)	(194,589)
Income tax paid	(1,747,763)	(1,610,046)	(1,467,045)
Net cash provided by operating activities	10,020,718	5,634,994	8,731,562
Cash flows from investing activities:
Acquisition property, plant and equipment for own use and operating lease	(638,263)	(679,016)	(548,984)
Acquisition of investment properties	(1,659)	(2,371)	(54,405)
Additions of cost of biological assets	(21,285)	(20,559)	(20,900)
Additions of concession arrangement rights	(815,349)	(651,355)	(465,273)
Additions of other intangible assets	(558,978)	(377,471)	(389,151)
Acquisition of FVOCI	(34,282,037)	(25,378,675)	(16,380,948)
Proceeds from sales of FVOCI	31,447,496	23,439,811	14,435,809
Proceeds from sales of own property and equipment	41,912	77,070	56,346
Proceeds from sales of investment properties	110,782	57,027	80,854
Proceeds from sales of biological assets	48,205	41,114	32,239
Proceeds from sales of non-current assets held for sale	267,303	154,569	66,657
Purchases of financial assets at amortized cost	(6,508,594)	(3,678,335)	(3,887,773)
Redemptions of financial assets at amortized cost	4,281,023	3,642,470	3,810,438
Dividends received from investments	389,649	307,566	206,549
Acquisition of investments in associates and joint ventures	(5,333)	(2,789)
Proceeds from sales of investments in associates and joint ventures		6,060
Capitalized leasing cost	(137)	1,357
Business combination, net of cash	(1,340,145)
Effect of loss of control of subsidiaries			11,238
Net cash (used in) provided by investing activities	(7,585,410)	(3,063,527)	(3,047,304)
Cash flows from financing activities:
Dividends paid to shareholders	(1,330,241)	(1,266,920)	(1,128,535)
Dividends paid to non-controlling interest	(946,034)	(804,302)	(745,932)
Issuance of debt securities	5,726,320	3,148,887	1,095,892
Payment of outstanding debt securities	(2,185,636)	(1,544,225)	(1,139,897)
Leases	(429,636)	(362,334)
Redemption of preferred shares	(379,320)
Issuance of common shares			988,072
Equity transaction	(51,004)	(67,097)	(67,157)
Net cash used in financing activities	404,449	(895,991)	(997,557)
Effect of foreign currency changes on cash and cash equivalents	1,068,542	40,477	1,377,744
Increase (decrease) in cash and cash equivalents	3,908,299	1,715,953	6,064,445
Cash and cash equivalents at beginning of year	30,117,236	28,401,283	22,336,838
Cash and cash equivalents at end of year	$ 34,025,535	$ 30,117,236	$ 28,401,283